Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income in the equity section of the balance sheet included
Note 20—Accumulated Other Comprehensive Loss
Accumulated other comprehensive loss in the equity

section of the balance sheet included:
Millions of Dollars
Defined
Benefit Plans
Net
Unrealized
Loss on
Securities
Foreign
Currency
Translation
Accumulated
Other
Comprehensive
Loss
December 31, 2016 $ (547) - (5,646) (6,193)
Other comprehensive income (loss) 147 (58) 586 675
December 31, 2017 (400) (58) (5,060) (5,518)
Other comprehensive income (loss) 39 - (642) (603)
Cumulative effect of adopting ASU No. 2016-01* - 58 - 58
December 31, 2018 (361) - (5,702) (6,063)
Other comprehensive income 51 - 695 746
Cumulative effect of adopting ASU No. 2018-02** (40) - - (40)
December 31, 2019 $ (350) - (5,007) (5,357)

*We

adopted ASU No. 2016-01,

"Recognition and Measurement

of Financial Assets and Liabilities," beginning

January 1, 2018.

**See Note 2
—
Changes in Accounting Principles

for additional information.
During 2019, we recognized $ 483

million of foreign currency translation adjustments

related to the completion
of our sale of two ConocoPhillips U.K. subsidiaries.

For additional information related

to this disposition, see
Note 5—Asset Acquisitions and Dispositions.
There were no items within accumulated other comprehensive

loss related to noncontrolling interests.

Items reclassified out of accumulated other comprehensive income (loss)
The following table summarizes reclassifications out

of accumulated other comprehensive loss during the

years
ended December 31:
Millions of Dollars
2019 2018
Defined Benefit Plans $ 88 189
Above amounts are

included in the computation

of net periodic benefit cost and

are presented

net of tax expense of:
$ 23 50
See Note 18—Employee Benefit

Plans, for additional information.